Share-based Payments - Summary of assumptions Vesting Details (Detail) - Equity awards [member] - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	€ 10.19	€ 8.84	€ 14.30
Share entitlement per options	€ 1	€ 1	€ 1
Expected term (in years)		6 years 3 months
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	(0.38%)	0.13%
Exercise price	€ 11.06	€ 18.37
Grant date share fair value	€ 11.32	€ 16
Expected volatility	60.00%	63.30%	65.60%
Expected term (in years)	5 years 9 months 10 days
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.09%	0.21%	0.03%
Exercise price	€ 18.25	€ 24.80	€ 22.57
Grant date share fair value	€ 17.80	€ 17.78	€ 24.01
Expected volatility	66.60%	63.40%
Expected term (in years)	6 years 3 months		6 years 1 month 13 days